Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Enhanced Commodity Strategy Fund

The following information replaces the existing tables for DWS Enhanced Commodity Strategy Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Jose Cerda is provided as of September 30,2025 and the information for Darwei Kung and Jeff Morton is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

DWS Enhanced Commodity Strategy Fund

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Darwei Kung	$100,001 - $500,000	$500,001 - $1,000,000
Jeff Morton	$0	$10,001 - $50,000
Jose Cerda	$0	$1 - $10,000

Conflicts of Interest

DWS Enhanced Commodity Strategy Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Darwei Kung	6	$1,220,544,567	0	$0
Jeff Morton	1	$1,120,885,280	0	$0
Jose Cerda	0	$0	0	$0

DWS Enhanced Commodity Strategy Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Darwei Kung	3	$991,425,684	0	$0
Jeff Morton	0	$0	0	$0
Jose Cerda	0	$0	0	$0

November 26, 2025

SAISTKR25-16

DWS Enhanced Commodity Strategy Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Darwei Kung	1	$23,407,717	0	$0
Jeff Morton	6	$5,703,502,550	0	$0
Jose Cerda	0	$0	0	$0

Please Retain This Supplement for Future Reference

November 26, 2025

SAISTKR25-16